Derivatives (Schedule Of Derivative Activities Associated With Trust Preferred Loans) (Details) - USD ($)		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Loans, net of unearned income		$ 17,686,502,000	[1]	$ 16,230,166,000	$ 15,389,074,000
Hedging Instruments [Member] | Loan Portfolio Hedging [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Notional		6,500,000		6,500,000
Interest Rate Derivative Liabilities at Fair Value		488,000		744,000
Gains/(Losses)		256,000		262,000
Hedged Items [Member] | Loan Portfolio Hedging [Member] | Trust Preferred Loans [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loans, net of unearned income	[2],[3]	6,500,000		6,500,000
Gains/(Losses)	[2],[4]	$ (253,000)		$ (259,000)

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	Assets included in the Loans, net of unearned income section of the Consolidated Statements of Condition.
[3]	Represents principal balance being hedged.
[4]	Represents gains and losses attributable to changes in fair value due to interest rate risk as designated in ASC 815-20 hedging relationships.